Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 18,829	$ 14,037	$ 28,490	$ 18,491
Cost of revenue	7,055	5,395	10,285	14,874
Gross profit	11,774	8,642	18,205	3,617
Operating expenses
Research and development	14,109	9,354	20,751	15,071
Sales and marketing	8,795	4,788	10,279	5,305
General and administrative	15,290	5,744	12,520	10,316
Loss on satellite deorbit and launch failure			666	2,372
Total operating expenses	38,194	19,886	44,216	33,064
Loss from operations	(26,420)	(11,244)	(26,011)	(29,447)
Other income (expense)
Interest income	2	45	54	186
Interest expense	(5,875)	(2,957)	(6,773)	(3,314)
Change in fair value of warrant liabilities	(10,176)
Other income, net			626	590
Other expense, net	(3,391)	(455)
Total other expense, net	(19,440)	(3,367)	(6,093)	(2,538)
Loss before income taxes	(45,860)	(14,611)	(32,104)	(31,985)
Income tax provision	700	105	400	334
Net loss	$ (46,560)	$ (14,716)	$ (32,504)	$ (32,319)
Basic and diluted net loss per share	$ (4.37)	$ (1.43)	$ (3.15)	$ (3.14)
Weighted-average shares used in computing basic and diluted net loss per share	10,663,811	10,319,534	10,323,839	10,306,255